Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Contract assets	$ 9,768	$ 14,082	$ 9,768
Contract liabilities	84,200	74,700	84,200
Contract liabilities, current	69,000	63,368	69,000
Revenue recognized related to advance customer payments previously received	57,600	54,900
Accrued and Other Current Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, current	69,000	63,400	69,000
Other Long-Term Liabilities
Disaggregation of Revenue [Line Items]
Contract liabilities, noncurrent	$ 15,200	$ 11,300	$ 15,200
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Minimum
Disaggregation of Revenue [Line Items]
Concentration risk			80.00%
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Maximum
Disaggregation of Revenue [Line Items]
Concentration risk			81.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			6.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			8.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales			12.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales			14.00%